Subsequent Events (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Jul. 27, 2016
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 200,000
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	133,690
Share Purchase Agreement, Maximum Amount Of Shares To Be Purchased			$ 10,000,000
Stock Issued During Period, Value, New Issues	$ 500,000
Stock Issued During Period, Shares, Issued for Services	52,500
Subsequent Event [Member] | Joseph Gunnar Co., LLC [Member]
Subsequent Event [Line Items]
Payments for Fees	$ 50,000
Additional Payments For Advisory Services	50,000
Subsequent Event [Member] | Fordham Financial Management, Inc. [Member]
Subsequent Event [Line Items]
Payments for Fees	50,000
Additional Payments For Advisory Services	$ 50,000
Subsequent Event [Member] | Executives, Employees, Directors and Consultants [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	441,999
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,000,000